Vessel Operating Expenses - Summary of Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel operating expenses [abstract]
Employee costs	$ 369,640	$ 354,049	$ 298,140
Fuel, port charges and insurance	355,771	347,849	255,662
Food, consumables and durables	223,202	220,392	156,119
Repair and maintenance	153,460	141,331	97,393
VAT expense	65,282	63,959	54,699
Charter fees	24,402	11,492	3,521
Other	88,954	72,604	108,625
Total vessel operating expenses	$ 1,280,711	$ 1,211,676	$ 974,159